Fees Summary	Nov. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 352,000.00
Previously Paid Amount	0.00
Total Fee Amount	53.89
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 53.89
Narrative - Max Aggregate Offering Price	$ 352,000.00
Final Prospectus	true